TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

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Transamerica Managed Futures Strategy

The following benchmark index has been renamed in accordance with the table below. Effective immediately, all references to such benchmark index in the Prospectus and Summary Prospectus are revised as follows:

Old Name of Benchmark Index	New Name of Benchmark Index
Citigroup 3-Month Treasury Bill + 7% Wrap	FTSE 3-Month Treasury Bill + 7% Wrap

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Investors Should Retain this Supplement for Future Reference

August 17, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses

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Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

The following benchmark index has been renamed in accordance with the table below. Effective immediately, all references to such benchmark index in the Prospectus and Summary Prospectuses are revised as follows:

Old Name of Benchmark Index	New Name of Benchmark Index
Citigroup 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2018